Segmental reporting (Tables)	12 Months Ended
Oct. 31, 2019
Segmental reporting [Abstract]
Segmental Reporting
The internal management reporting that the Operating Committee receives includes a pool of centrally managed costs, which were allocated between Micro Focus and the SUSE business (up to the date of disposal) based on identifiable segment specific costs with the remainder allocated based on other criteria including revenue and headcount.

		12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017[1]
	Note	$m	$m	$m
Reconciliation to Adjusted EBITDA:
(Loss)/profit before tax		(34.1)	34.1	131.6
Finance costs	6	282.4	350.4	96.8
Finance income	6	(26.6)	(7.7)	(1.0)
Depreciation of property, plant and equipment	12	66.5	88.6	9.7
Amortization of intangible assets	11	716.5	903.1	206.7
Exceptional items (reported in Operating profit)	4	294.2	538.2	97.2
Share-based compensation charge	33	68.8	64.3	31.5
Product development intangible costs capitalized	11	(16.5)	(44.4)	(27.6)
Foreign exchange loss/(credit)	3	11.3	(37.4)	(2.9)
Adjusted EBITDA		1,362.5	1,889.2	542.0

[1] The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)